FIRST FINANCIAL BANCORP. (PARENT COMPANY ONLY) FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]	First Financial Bancorp. (Parent Company Only) Financial Information
Balance Sheets

	December 31,
(Dollars in thousands)	2024	2023
Assets
Cash	$214,464	$134,745
Investment securities	1,333	1,134
Subordinated notes from subsidiaries	7,500	7,500
Investment in subsidiaries
Commercial bank	2,414,247	2,334,411
Non-banks	10,426	8,915
Total investment in subsidiaries	2,424,673	2,343,326
Premises and equipment	250	274
Other assets	111,054	101,001
Total assets	$2,759,274	$2,587,980

Liabilities
Subordinated notes	$313,392	$312,550
Dividends payable	1,659	1,440
Other liabilities	6,182	6,016
Total liabilities	321,233	320,006
Shareholders’ equity	2,438,041	2,267,974
Total liabilities and shareholders’ equity	$2,759,274	$2,587,980
Statements of Income and Comprehensive Income (Loss)

	Years Ended December 31,
(Dollars in thousands)	2024	2023	2022
Income
Interest income	$24	$42	$37
Noninterest income	262	1,230	13
Net gain (loss) on equity securities	408	(546)	(156)
Dividends from subsidiaries	200,000	164,974	171,900
Total income	200,694	165,700	171,794

Expenses
Interest expense	18,400	18,305	16,624
Salaries and employee benefits	16,410	16,351	13,547
Professional services	1,346	1,510	256
Other	5,150	5,281	5,581
Total expenses	41,306	41,447	36,008
Income before income taxes and equity in undistributed net earnings of subsidiaries	159,388	124,253	135,786
Income tax expense (benefit)	(9,714)	(9,879)	(8,523)
Equity in undistributed earnings (loss) of subsidiaries	59,728	121,731	73,303
Net income	$228,830	$255,863	$217,612

Comprehensive income (loss)	$248,850	$304,707	$(140,618)

Statements of Cash Flows

	Years Ended December 31,
(Dollars in thousands)	2024	2023	2022
Operating activities
Net income	$228,830	$255,863	$217,612
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed (earnings) loss of subsidiaries	(59,728)	(121,731)	(73,303)
Depreciation and amortization	853	975	860
Stock-based compensation expense	15,693	14,898	13,379
Net (gain) loss on investment securities	(408)	546	156
Deferred income taxes	1	(285)	(475)
(Decrease) increase in dividends payable	219	169	229
(Decrease) increase in other liabilities	(109)	(213)	634
Decrease (increase) in other assets	(10,054)	(10,129)	(8,748)
Net cash provided by (used in) operating activities	175,297	140,093	150,344

Investing activities
Capital contributions to subsidiaries	(1,000)	(167)	0
Net cash acquired (paid) in business combinations	0	(3,400)	0
Proceeds from sales of investment securities	209	0	0
Purchases of premises and equipment	(2)	(13)	0
Other	16	0	1,011
Net cash (used in) provided by investing activities	(777)	(3,580)	1,011

Financing activities
(Decrease) increase in short-term borrowings	0	0	(20,000)
Cash dividends paid on common stock	(89,544)	(87,159)	(86,606)
Proceeds from exercise of stock options, net of shares purchased	0	48	177
Other	(5,257)	(5,670)	(3,659)
Net cash provided by (used in) financing activities	(94,801)	(92,781)	(110,088)
Net increase (decrease) in cash	79,719	43,732	41,267
Cash at beginning of year	134,745	91,013	49,746
Cash at end of year	$214,464	$134,745	$91,013